SECURITIES AND EXCHANGE COMMISSION
       WASHINGTON, D.C.  20549

       FORM 13F COVER PAGE

 Report for the month ended: 03/31/2006

 Check here if Amendment [  ] ; Amendment Number:
 This Amendment (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:     Clay Finlay Inc.
 Address:  200 Park Avenue
           56th Floor
           New York, NY 10016

 13F File Number:  28-2989

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statments, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      William O'Donnell
 Title:     Treasurer
 Phone:     212-557-7022
 Signature, Place, and Date of Signing:

 William O'Donnell    New York, New York    04/28/2006

 Report Type (Check only one.):

 [ X]        13F HOLDINGS REPORT.

 [  ]        13F NOTICE.

 [  ]        13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

 Number of Other Included Managers:         0

 Form 13F Information Table Entry Total:   97

 Form 13F Information Table Value Total:   915343

 List of Other Managers:

 List of Other Managers Reporting for this Manager:


 I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
 ACT OF 1934.

                                                                FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
 NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS  SOLE     SHARED   NONE
 ----------------------------- ----------------- ---------- -------- -------- --- ---- ------- ---------- -------- -------- -------
 Abbott Laboratories           COM               002824100     16623   391400 SH       SOLE                 391400        0      0
 AES Corporation               COM               00130H105     10195   597600 SH       SOLE                 597600        0      0
 Alcoa Inc.                    COM               013817101      8847   289500 SH       SOLE                 289500        0      0
 American Express              COM               025816109     14183   269900 SH       SOLE                 269900        0      0
 American Intl Group           COM               026874107     24685   373500 SH       SOLE                 373500        0      0
 Tyco International Ltd.       COM               902124106      9736   362200 SH       SOLE                 362200        0      0
 Banco Bilbao Vizcaya-Sp ADR   COM               05946K101      8736   419000 SH       SOLE                 419000        0      0
 Apache Corp                   COM               037411105     20367   310900 SH       SOLE                 310900        0      0
 Applied Materials             COM               038222105      9524   543900 SH       SOLE                 543900        0      0
 AXA ADR                       COM               054536107      6020   172200 SH       SOLE                 172200        0      0
 Bank of New York Co Inc.      COM               064057102     15908   441400 SH       SOLE                 441400        0      0
 Becton Dickinson              COM               075887109     16165   262500 SH       SOLE                 262500        0      0
 Taiwan Semiconductor ADR      COM               874039100     20404  2028207 SH       SOLE                2028207        0      0
 Boston Scientific Corp        COM               101137107     11868   514900 SH       SOLE                 514900        0      0
 Fedex Corporation             COM               31428X106     22622   200300 SH       SOLE                 200300        0      0
 Cameco Corp                   COM               13321L108      5573   154800 SH       SOLE                 154800        0      0
 Canon Inc ADR                 COM               138006309     10409   157600 SH       SOLE                 157600        0      0
 J.P. Morgan Chase and Co.     COM               46625H100     31775   763100 SH       SOLE                 763100        0      0
 Cisco Systems Inc.            COM               17275R102     16146   745100 SH       SOLE                 745100        0      0
 Cia Cervecerias Unidas ADR    COM               204429104       779    31300 SH       SOLE                  31300        0      0
 Credicorp                     COM               G2519Y108       530    20000 SH       SOLE                  20000        0      0
 Target Corporation            COM               87612E106     26879   516800 SH       SOLE                 516800        0      0
 Bank of America Corp          COM               060505104     19300   423800 SH       SOLE                 423800        0      0
 Citigroup                     COM               172967101     26573   562500 SH       SOLE                 562500        0      0
 First Data Corp.              COM               319963104     16256   347200 SH       SOLE                 347200        0      0
 General Electric              COM               369604103     25713   739300 SH       SOLE                 739300        0      0
 Orix Spon ADR                 COM               686330101     10199    65600 SH       SOLE                  65600        0      0
 Harley- Davidson Inc          COM               412822108     12311   237300 SH       SOLE                 237300        0      0
 Hewlett-Packard               COM               428236103     17605   535100 SH       SOLE                 535100        0      0
 Juniper Networks              COM               48203R104      5197   271800 SH       SOLE                 271800        0      0
 Home Depot                    COM               437076102     22999   543700 SH       SOLE                 543700        0      0
 Intel Corporation             COM               458140100     15905   817300 SH       SOLE                 817300        0      0
 Johnson & Johnson             COM               478160104     17138   289400 SH       SOLE                 289400        0      0
 Hartford Financial Services   COM               416515104     19646   243900 SH       SOLE                 243900        0      0
 Radware Ltd                   COM               M81873107       651    37200 SH       SOLE                  37200        0      0
 Kohls Corp                    COM               500255104     14477   273100 SH       SOLE                 273100        0      0
 Dominion Resources Inc/VA     COM               25746U109      6013    87100 SH       SOLE                  87100        0      0
 ICICI Bank Ltd- Spon ADR      COM               45104G104      1055    38100 SH       SOLE                  38100        0      0
 Sina Corp                     COM               G81477104       781    28000 SH       SOLE                  28000        0      0
 Merrill Lynch & Co.           COM               590188108     18918   240200 SH       SOLE                 240200        0      0
 Microsoft                     COM               594918104     27795  1021500 SH       SOLE                1021500        0      0
 Alltel Corp.                  COM               020039103      3037    46900 SH       SOLE                  46900        0      0
 3M Co                         COM               88579Y101     19309   255100 SH       SOLE                 255100        0      0
 Mobile Telesystems ADR        COM               607409109       348    10500 SH       SOLE                  10500        0      0
 Embraer Aircraft ADR          COM               29081M102      4308   116900 SH       SOLE                 116900        0      0
 Petroleo Brasileiro SA ADR    COM               71654V408      1231    14200 SH       SOLE                  14200        0      0
 United Microelectronics ADR   COM               910873207      4829  1416042 SH       SOLE                1416042        0      0
 Nike                          COM               654106103     17786   209000 SH       SOLE                 209000        0      0
 Oracle Systems                COM               68389X105     16325  1192500 SH       SOLE                1192500        0      0
 Pfizer                        COM               717081103     20437   820100 SH       SOLE                 820100        0      0
 Philippine Long Distance ADR  COM               718252604       503    13400 SH       SOLE                  13400        0      0
 Vodafone Group ADR            COM               92857W100      7587   363000 SH       SOLE                 363000        0      0
 Siemens AG-Spon ADR           COM               826197501      7472    80200 SH       SOLE                  80200        0      0
 Mitsubishi UFJ Finl Group AD  COM               606822104      9003   591900 SH       SOLE                 591900        0      0
 Satyam Computer Services ADR  COM               804098101     27836   636100 SH       SOLE                 636100        0      0
 Kraft Foods Inc.-A            COM               50075N104      4974   164100 SH       SOLE                 164100        0      0
 St. Paul Travelers Cos Inc    COM               792860108     16925   405000 SH       SOLE                 405000        0      0
 Quilmes Industrial SA-ADR     COM               74838Y207       514    13400 SH       SOLE                  13400        0      0
 Nidec Corp ADR                COM               654090109      5380   263100 SH       SOLE                 263100        0      0
 Kookmin Bank ADR              COM               50049M109     11862   138700 SH       SOLE                 138700        0      0
 Chevron Corp                  COM               166764100     21704   374400 SH       SOLE                 374400        0      0
 Teva Pharmaceutical ADR       COM               881624209     28785   699000 SH       SOLE                 699000        0      0
 Texas Instruments             COM               882508104     14728   453600 SH       SOLE                 453600        0      0
 Toyota Motor Corp - Spon ADR  COM               892331307      7645    70200 SH       SOLE                  70200        0      0
 Marathon Oil Corp             COM               565849106     25486   334600 SH       SOLE                 334600        0      0
 Sanofi-Aventis ADR            COM               80105N105      9286   195700 SH       SOLE                 195700        0      0
 Randgold Resources Ltd. ADR   COM               752344309       839    46200 SH       SOLE                  46200        0      0
 Xerox                         COM               984121103     10220   672400 SH       SOLE                 672400        0      0
 News Corp Inc-Cl A            COM               65248E104     14569   877100 SH       SOLE                 877100        0      0
 Freescale Semiconductor-B     COM               35687M206      7237   260600 SH       SOLE                 260600        0      0
 China Medical Tech-Spon ADR   COM               169483104       710    23500 SH       SOLE                  23500        0      0
 Ameriprise Financial Inc.     COM               03076C106      4939   109600 SH       SOLE                 109600        0      0